Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Significant Accounting Policies
e following is a description of the more significant accounting and reporting policies used in the preparation and presentation of the accompanying consolidated financial statements.  All significant intercompany transactions have been eliminated in consolidation.

(a)	Basis of Consolidation and Nature of Operations
The accompanying consolidated financial statements include the accounts of Security Federal Corporation (the “Company”) and its wholly owned subsidiary, Security Federal Bank (the “Bank”) and the Bank’s wholly owned subsidiaries, Security Federal Insurance, Inc. (“SFINS”) and Security Financial Services Corporation (“SFSC”).  Security Federal Corporation has a wholly owned subsidiary, Security Federal Statutory Trust (the “Trust”), which issued and sold fixed and floating rate capital securities of the Trust.  However, under current accounting guidance, the Trust is not consolidated in the financial statements.  The Bank is primarily engaged in the business of accepting savings and demand deposits and originating mortgage loans and other loans to individuals and small businesses for various personal and commercial purposes.  SFINS is an insurance agency offering auto, business, health and home insurance.  SFINS has a wholly owned subsidiary, Collier Jennings Financial Corporation which has as subsidiaries Security Federal Auto Insurance, The Auto Insurance Store Inc., and Security Federal Premium Pay Plans Inc. Security Federal Premium Pay Plans Inc. has one wholly owned premium finance subsidiary and also has an ownership interest in four other premium finance subsidiaries. SFSC is currently inactive.

(b)	Cash and Cash Equivalents
For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks, interest-bearing balances in other banks, and federal funds sold.  Cash equivalents have original maturities of three months or less.

(c)	Investment and Mortgage-Backed Securities
Investment securities, including mortgage-backed securities, are classified in one of three categories: held to maturity, available for sale, or trading.  Management determines the appropriate classification of debt securities at the time of purchase. Investment securities are classified as held to maturity when the Company has the positive intent and ability to hold the securities to maturity.  These securities are recorded at cost and adjusted for amortization of premiums and accretion of discounts over the estimated life of the security using a method that approximates a level yield.  Prepayment assumptions on mortgage-backed securities are anticipated.
Management classifies investment securities that are not considered to be held to maturity as available for sale.  This type of investment is stated at fair value with unrealized gains and losses, net of tax, reported in a separate component of shareholders' equity (“accumulated other comprehensive income”).  Gains and losses from sales of investment and mortgage-backed securities available for sale are determined using the specific identification method.  The Company had no investment in trading securities.

(d)	Loans Receivable Held for Investment
Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal balance adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest is recognized over the term of the loan based on the outstanding loan balance. Fees charged for originating loans, if any, are deferred and offset by the deferral of certain direct expenses associated with loans originated. The net deferred fees are recognized as yield adjustments by applying the interest method.

(e)	Allowance for Loan Losses
The Company provides for loan losses using the allowance method.  Accordingly, all loan losses are charged to the related allowance and all recoveries are credited to the allowance for loan losses. Additions to the allowance for loan losses are provided by charges to operations based on various factors, which, in management’s judgment, deserve current recognition in estimating possible losses.  Such factors considered by management include the fair value of the underlying collateral, stated guarantees by the borrower (if applicable), the borrower’s ability to repay from other economic resources, growth and composition of the loan portfolio, the relationship of the allowance for loan losses to the outstanding loans, loss experience, delinquency trends, and general economic conditions. Management evaluates the carrying value of the loans periodically and the allowance is adjusted accordingly.

(1)	Significant Accounting Policies, Continued

While management uses the best information available to make evaluations, future adjustments may be necessary if economic conditions differ substantially from the assumptions used in making these evaluations.  The allowance for loan losses is subject to periodic evaluations by bank regulatory agencies that may require adjustments to be made to the allowance based upon the information that is available at the time of their examination.
The Company values impaired loans at the loan’s fair value if it is probable that the Company will be unable to collect all amounts due according to the terms of the loan agreement at the present value of expected cash flows, the market price of the loan, if available, or the value of the underlying collateral less estimated selling costs.  In accordance with our policy, non-accrual commercial loans with a balance less than $200,000 and non-accrual consumer loans with a balance less than $100,000 are deemed immaterial and therefore excluded from the individual impairment review. Expected cash flows are required to be discounted at the loan’s effective interest rate.  When the ultimate collectibility of an impaired loan’s principal is in doubt, wholly or partially, all cash receipts are applied to principal.  When this doubt does not exist, cash receipts are applied under the contractual terms of the loan agreement first to interest and then to principal.  Once the recorded principal balance has been reduced to zero, future cash receipts are applied to interest income to the extent that any interest has been foregone.  Further cash receipts are recorded as recoveries of any amounts previously charged off.

(f)	Loans Receivable Held for Sale
Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses are provided for in a valuation allowance by charges to operations.

(g)	Other Real Estate Owned
Other real estate owned represents real estate and other assets acquired through foreclosure or repossession and are initially recorded at the estimated fair value less costs to sell. Subsequent improvements are capitalized. Costs of holding real estate, such as property taxes, insurance, general maintenance and interest expense, are expensed as a period cost. Fair values are reviewed regularly and allowances for possible losses are established when the carrying value of the asset owned exceeds the fair value less estimated costs to sell. Fair values are generally determined by reference to an outside appraisal.

(h)	Premises and Equipment
Premises and equipment are carried at cost, net of accumulated depreciation.  Depreciation of premises and equipment is amortized on a straight-line method over the estimated useful life of the related asset.  Estimated lives are 7 to 40 years for buildings and improvements and generally 3 to 10 years for furniture, fixtures and equipment.  Maintenance and repairs are charged to current expense.  The cost of major renewals and improvements are capitalized.

(i)	Intangible Assets and Goodwill
The Company's goodwill is a result of the excess of the cost over the fair value of net assets resulting from the Company's acquisition of Collier Jennings Financial Corporation in July 2006. Goodwill is reviewed for impairment annually or whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Intangible assets are amortized over their estimated economic lives using methods that reflect the pattern in which the economic benefits are utilized.  The intangible assets, which consisted of the customer list and employment contracts resulting from the Company’s acquisition of Collier Jennings Financial Corporation, were fully amortized at December 31, 2017.

(j)	Income Taxes
Income tax expense or benefit is recognized for the net change during the year in the deferred tax liability or asset.  That amount together with income taxes currently payable is the total amount of income tax expense or benefit for the year.  Deferred taxes are provided for by the differences in financial reporting bases for assets and liabilities compared with their tax bases. Generally, a current tax liability or asset is established for taxes presently payable or refundable and a deferred tax liability or asset is established for future tax items. A valuation allowance, if applicable, is established for deferred tax assets that may not be realized. Tax bad debt reserves in excess of the base year amount (established as taxable years ending March 31, 1988 or later) would create a deferred tax liability.  Deferred income taxes are provided for in differences between the provision for loan losses for financial statement purposes and those allowed for income tax purposes.

(1)	Significant Accounting Policies, Continued

The Company adopted accounting guidance which prescribes a threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return and also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosures.

There have been no gross amounts of unrecognized tax benefits or interest or penalties related to uncertain tax positions since adoption. There are no unrecognized tax benefits that would, if recognized, affect the effective tax rate. There are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next 12 months. Years prior to December 31, 2014 are closed for federal, state and local income tax matters.

(k)	Loan Fees and Costs Associated with Originating Loans
Loan fees received, net of direct incremental costs of originating loans, are deferred and amortized over the contractual life of the related loan.  The net fees are recognized as yield adjustments by applying the interest method.  Prepayments are not anticipated.

(l)	Interest Income
Interest on loans is accrued and credited to income monthly based on the principal balance outstanding and the contractual rate on the loan. The Company places loans on non-accrual status when they become greater than 90 days delinquent or when, in the opinion of management, full collection of principal or interest is unlikely.  When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received first to principal and then to interest income. The loans are returned to an accrual status when full collection of principal and interest appears likely.

(m)	Advertising Expense
Advertising and public relations costs are generally expensed as incurred.  External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent.  Advertising and public relations costs of $596,000, $533,000, and $416,000 were included in the Company’s results of operations for the years ended December 31, 2017, 2016 and 2015, respectively.

(n)	Stock-Based Compensation
The Company accounts for compensation costs under its stock option plans using the fair value method. This method requires the measurement of the cost of employee services received in exchange for an award of equity instruments based upon the fair value of the award on the grant date. The cost of the award is recognized in the income statement over the vesting period of the award.

(o)	Net Income Per Common Share
Accounting guidance specifies computation and presentation requirements for both basic net income per common share ("EPS") and, for entities with complex capital structures, diluted EPS.  Basic EPS is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding.  Diluted EPS is similar to the computation of basic EPS except that the denominator is increased to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.  The dilutive effect of options and warrants outstanding is reflected in diluted earnings per share by application of the treasury stock method.

Net income available to common shareholders represents consolidated net income adjusted for preferred dividends declared, accretion of discounts and amortization of premiums on preferred stock issuances and cumulative dividends related to the current dividend period that have not been declared as of period end.

(1)	Significant Accounting Policies, Continued

The following table provides a reconciliation of net income to net income available to common shareholders.

	Years Ended December 31,
	2017	2016	2015
Net Income	$5,918,340	$5,924,656	$6,115,927
Preferred Stock Dividends	—	(422,889)	(440,000)
Gain on Redemption of Preferred Stock	—	660,000	—
Net Income Available to Common Shareholders	$5,918,340	$6,161,767	$5,675,927

The following tables show the effect of dilutive options on the Company’s net income per common share.

	Year Ended December 31, 2017
	Income	Shares	Per Share
Basic EPS	$5,918,340	2,945,918	$2.01
Effect of Dilutive Securities:
Stock Options	—	951	—
Senior Convertible Debentures	301,339	303,200	(0.10)
Diluted EPS	$6,219,679	3,250,069	$1.91

	Year Ended December 31, 2016
	Income	Shares	Per Share
Basic EPS	$6,161,767	2,944,001	$2.09
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	(0.10)
Unvested Restricted Stock	—	371	—
Diluted EPS	$6,463,533	3,248,572	$1.99

	Year Ended December 31, 2015
	Income	Shares	Per Share
Basic EPS	$5,675,927	2,944,001	$1.93
Effect of Dilutive Securities:
Senior Convertible Debentures	301,766	304,200	(0.09)
Unvested Restricted Stock	—	111	$—
Diluted EPS	$5,977,693	3,248,312	$1.84

The average market price used in calculating the assumed number of dilutive shares issued for the years ended December 31, 2017, 2016 and 2015 was $29.05, $23.02, and $18.61 respectively. As a result of the average stock price being less than the exercise price of all options in the year ended December 31, 2015, the options were not dilutive in calculating diluted earnings per share for that period. Although the average stock price for the year ended December 31, 2016 exceeded the exercise price of some options outstanding, after factoring in the unrecognized compensation cost of the stock options, they were no longer considered dilutive.

(p) Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods.  Actual results could differ from those estimates.

(1)	Significant Accounting Policies, Continued

(q) Recently Issued Accounting Standards
The following is a summary of recent authoritative pronouncements that could affect accounting, reporting, and disclosure of financial information by the Company:

In May 2014, the FASB issued guidance to change the recognition of Revenue from Contracts with Customers topic of the ASC. The core principle of the new guidance is that an entity should recognize revenue to reflect the transfer of goods and services to customers in an amount equal to the consideration the entity receives or expects to receive. This guidance also includes expanded disclosure requirements that result in an entity providing users of financial statements with comprehensive information about the nature, amount, timing, and uncertainty of revenue and cash flows arising from the entity’s contracts with customers. The guidance will be effective for the Company for reporting periods beginning after December 15, 2017. The Company will apply the guidance using a modified retrospective approach. As a bank holding company, key revenue sources, such as interest income have been identified as out of the scope of this new guidance. The Company’s preliminary analysis suggests that the adoption of this accounting standard is not expected to have a material impact on the Company’s consolidated financial statements. New accounting guidance related to the adoption of this standard continues to be released by the FASB, which could impact the Company’s preliminary analysis of materiality and may change the preliminary conclusions reached as to the application of this new guidance.

In January 2016, the FASB amended the Financial Instruments topic of the ASC to address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company will apply the guidance by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amendments related to equity securities without readily determinable fair values will be applied prospectively to equity investments that exist as of the date of adoption of the amendments. The Company does not expect these amendments to have a material effect on its consolidated financial statements. Management is in the planning stages of developing processes and procedures to comply with the disclosures requirements of this ASU, which could impact the disclosures the Company makes related to fair value of its financial instruments.

In February 2016, the FASB amended the Leases topic of the ASC to revise certain aspects of recognition, measurement, presentation, and disclosure of leasing transactions. The amendments will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The effect of the adoption will depend on leases at time of adoption. Once adopted, we expect to report higher assets and liabilities as a result of including right-of-use assets and lease liabilities related to certain banking offices and certain equipment under noncancelable operating lease agreements, however, based on current leases the adoption is not expected to have a material impact on the Company's consolidated financial statements.

In March 2016, the FASB amended the Revenue from Contracts with Customers topic of the ASC to clarify the implementation guidance on principal versus agent considerations and address how an entity should assess whether it is the principal or the agent in contracts that include three or more parties. The effective date and impact on the Company's consolidated financial statements for this update are the same as those described in the Revenue from Contracts with Customers topic issued in May 2014 discussed above.

In March 2016, the FASB issued guidance to simplify several aspects of the accounting for share-based payment award transactions including the income tax consequences, the classification of awards as either equity or liabilities, and the classification on the statement of cash flows. Additionally, the guidance simplifies two areas specific to entities other than public business entities allowing them apply a practical expedient to estimate the expected term for all awards with performance or service conditions that have certain characteristics and also allowing them to make a one-time election to switch from measuring all liability-classified awards at fair value to measuring them at intrinsic value. The amendments were effective for the Company for reporting periods beginning after December 15, 2016. These amendments did not have a material effect on the Company's consolidated financial statements.

(1)	Significant Accounting Policies, Continued
In April 2016, the FASB amended the Revenue from Contracts with Customers topic of the ASC to clarify guidance related to identifying performance obligations and accounting for licenses of intellectual property. The effective date and impact on the Company's consolidated financial statements for this guidance are the same as those described in the Revenue from Contracts with Customers topic issued in May 2014 and August 2015 discussed above.
In May 2016, the FASB amended the Revenue from Contracts with Customers topic of the ASC to clarify guidance related to collectability, noncash consideration, presentation of sales tax, and transition. The effective date and impact on the Company's consolidated financial statements for this guidance are the same as those described in the Revenue from Contracts with Customers topic issued in May 2014 and August 2015 discussed above.
In June 2016, the FASB issued guidance to change the accounting for credit losses and modify the impairment model for certain debt securities. The guidance significantly changes the impairment model for most financial assets that are measured at amortized cost and certain other instruments from an incurred loss model to an expected loss model. The amendments will be effective for the Company for reporting periods beginning after December 15, 2019. Early adoption is permitted for all entities beginning after December 15, 2018, including interim periods within those fiscal years. The Company is in the process of identifying required changes to the loan loss estimation models and processes and evaluating the impact of this new guidance. Once adopted, we expect our allowance for loan losses to increase, however, until our evaluation is complete the magnitude of the increase will be unknown.
In August 2016, the FASB amended the Statement of Cash Flows topic of the ASC to clarify how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments will be effective for the Company for reporting periods beginning after December 15, 2017. The Company does not expect these amendments to have a material effect on its consolidated financial statements.
In January 2017, the FASB amended the Codification for SEC staff announcements made at recent Emerging Issues Task Force (EITF) meetings. The SEC guidance that specifically relates to the Company’s consolidated financial statements was from the September 2016 meeting, where the SEC staff expressed their expectations about the extent of disclosures registrants should make about the effects of the new FASB guidance as well as any amendments issued prior to adoption, in particular on revenue, leases and credit losses on financial instruments in accordance with Staff Accounting Bulletin Topic 11.M. Entities are required to disclose the effect that recently issued accounting standards will have on their financial statements when adopted in a future period. In cases where a company cannot reasonably estimate the impact of the adoption, then additional qualitative disclosures should be considered. The Company has adopted the amendments in this guidance and appropriate disclosures have been included in this Note for each recently issued accounting standard.
In March 2017, the FASB issued guidance on Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The guidance shortens the amortization period for certain callable debt securities held at a premium. The amendments will be effective for the Company for reporting periods beginning after December 15, 2018. The Company does not expect these amendments to have a material effect on its consolidated financial statements.
In May 2017, the FASB amended the requirements in the Compensation-Stock Compensation topic of the ASC related to changes to the terms or conditions of a share-based payment award. The amendments provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting. The amendments will be effective for the Company for reporting periods beginning after December 15, 2017. Early adoption is permitted. The Company does not expect these amendments to have a material effect on its consolidated financial statements.
In August 2017, the FASB amended the hedge accounting recognition and presentation requirements in ASC 815 to (1) improve the transparency and understandability of information conveyed to financial statement users about an entity’s risk management activities by better aligning the entity’s financial reporting for hedging relationships with those risk management activities and (2) reduce the complexity of and simplify the application of hedge accounting by preparers. The amendments permit hedge accounting for hedging relationships involving nonfinancial risk and interest rate risk by removing certain limitations in cash flow and fair value hedging relationships.

(1)	Significant Accounting Policies, Continued
In addition, the amendments require an entity to present the earnings effect of the hedging instrument in the same income statement line item in which the earnings effect of the hedged item is reported. The amendments are effective for reporting periods beginning after December 15, 2018 and early adoption is permitted. The Company does not expect these amendments to have a material effect on its consolidated financial statements.

On December 22, 2017, the SEC staff issued Staff Accounting Bulletin No. 118 (SAB 118) to address the application of US GAAP in situations when a registrant does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Tax Act"). SAB 118 provides guidance to registrants under three scenarios: (1) Measurement of certain income tax effects is complete, (2) Measurement of certain income tax effects can be reasonable estimated and (3) Measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides a one year measurement period for the registrant to complete its accounting for certain income tax effects that are considered provisional or for which reasonable estimates cannot be made. The Company recognized the income tax effects of the Tax Act in its 2017 financial statements in accordance with SAB 118.

In February 2018, FASB issued guidance on, Income Statement - Reporting Comprehensive Income (Topic 220). This guidance was issued to allow a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings from stranded tax effects resulting from the revaluation of the DTA to the new corporate income tax rate of 21% as a result of the Tax Act. The guidance is effective for reporting periods beginning after December 15, 2018 with early adoption permitted. The Company elected to early adopt in January 2018 and will apply the provisions retrospectively within its consolidated balance sheets and statements of shareholders' equity. This adoption resulted in a one-time reclassification of the effect of remeasuring deferred tax liabilities related to items, primarily unrealized gains and losses on investments, within AOCI to retained earnings resulting from the change in the U.S. corporate income tax rate. This reclassification will result in a decrease to AOCI and an increase to retained earnings in the amount of $606,000 for the year ended December 31, 2018, with no net impact to total stockholders' equity.
Other accounting standards that have been issued or proposed by the FASB or other standards-setting authorities are not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

(r) Risks and Uncertainties
In the normal course of its business, the Company encounters two significant types of risk: economic and regulatory.  There are three main components of economic risk: interest rate risk, credit risk, and market risk.  The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different speeds, or on different bases, than its interest-earning assets.  Credit risk is the risk of default on the Company’s loan portfolio that results from borrowers’ inability or unwillingness to make contractually required payments.  Market risk reflects changes in the value of collateral underlying loans receivable, the valuation of real estate held by the Company, and the valuation of loans held for sale and mortgage-backed securities available for sale.  The Company is subject to the regulations of various government agencies.  These regulations can and do change significantly from period to period.  The Company also undergoes periodic examinations by the bank regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances, and operating restrictions, resulting from the regulators’ judgments based on information available to them at the time of their examination.

(s) Reclassifications
Certain amounts in prior years’ consolidated financial statements have been reclassified to conform to current period classifications.